Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
Subsequent event
29.	Subsequent event

Since February 27, 2026, in connection with Note 1 and the expenses detailed in Note 21 as ‘Expenses associated with the Holcim acquisition,’ the Peruvian Securities Commission (Superintendencia del Mercado de Valores, or the ’SMV’) has submitted a series of information requests to the Company regarding the nature of such expenses, their appropriate disclosure, and their connection with the Company’s activities. All such requests had been addressed by Company’s management.

Furthermore, management, with the support of external legal counsel, believes that these expenses constitute legitimate and existing liabilities of the Company associated with Holcim Ltd’s acquisition of a controlling interest in the Company. These expenses and their tax impacts were properly recognized, disclosed and reflected in the enclosed financial statements.

On March 30, 2026, Holcim Ltd, a limited liability company incorporated under Swiss law, acquired 99.99% of the shares representing the share capital of Inversiones ASPI S.A., which owns 50.01% of the share capital of Cementos Pacasmayo S.A.A.